CONVERTIBLE SENIOR NOTES (Details) ¥ in Thousands, $ in Thousands							1 Months Ended	12 Months Ended
	Apr. 04, 2022 shares	Jan. 28, 2022 USD ($) shares	Dec. 01, 2021	Jul. 15, 2020	Jan. 17, 2020 USD ($)	Jan. 14, 2020 USD ($)	Dec. 31, 2019 shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Aug. 31, 2022 USD ($)
CONVERTIBLE SENIOR NOTES
Net proceeds from Notes Offering | ¥												¥ 3,098,069
Aggregate principal amount														$ 115,600
Interest expenses								¥ 19,855	$ 2,879	¥ 35,490		¥ 107,014
Percentage of aggregate principal amount of creditors to approve the scheme			97.70%
Fair value loss								(6,381)	(925)
Gain from extinguishment								124,139	17,998
Convertible senior notes due 2025
CONVERTIBLE SENIOR NOTES
Interest rate (as a percent)				0.50%	0.75%
Net proceeds from Notes Offering					$ 449,700
Beneficial conversion feature						$ 0
Additional interest rate				0.50%	0.75%
Aggregate principal amount					$ 60,000	$ 400,000
Total amount due											$ 469,900		$ 464,400
Interest expenses									300		5,500		$ 15,400
Series B Senior Secured Notes
CONVERTIBLE SENIOR NOTES
Gain from extinguishment								124,100	18,300
Class A ordinary shares
CONVERTIBLE SENIOR NOTES
Issuance of shares (in shares) | shares							19,753,888
Restructuring support agreement
CONVERTIBLE SENIOR NOTES
Cash consideration principle amount		$ 245,500
Derivative asset bifurcated from the New Notes									5,400
Marked to fair value									4,500
Fair value loss								¥ 6,400	$ 900
Restructuring support agreement | 9% Series B - senior secured notes due 2027
CONVERTIBLE SENIOR NOTES
Interest rate (as a percent)		9.00%
Net proceeds from Notes Offering		$ 109,900
Additional interest rate		9.00%
Restructuring support agreement | Convertible senior notes due 2025
CONVERTIBLE SENIOR NOTES
Percentage of principal and accrued and unpaid interest on Notes which automatically became due and payable								100.00%	100.00%
Threshold number of days for additional interest				380 days
Additional interest payable									$ 3,100		1,100
Percentage of principal of notes upon default								100.00%	100.00%
Aggregate principal amount									$ 460,000
Accrued and unpaid interest									6,800		3,300
Interest expenses									$ 2,000		$ 1,100
Restructuring support agreement | Class A ordinary shares
CONVERTIBLE SENIOR NOTES
Issuance of shares including shares issued under top-up mechanism (in shares) | shares		76,220,808
Restructuring support agreement | ADSs
CONVERTIBLE SENIOR NOTES
Issuance of shares (in shares) | shares	291,699
Issuance of shares including shares issued under top-up mechanism (in shares) | shares		9,527,601
Number of shares claimed by creditors | shares		25,004
Number of shares unclaimed which are returned | shares		200,032